Financial Liabilities At Fair Value Through Profit Or Loss(Table)	12 Months Ended
Dec. 31, 2019
Current Financial Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Schedule Of Financial Liabilities At Fair Value Through Profit Or Loss Table Text Block [Text Block]

Details of financial liabilities at fair value through profit or loss, and financial liabilities designated at fair value through profit or loss as of December 31, 2018 and 2019, are as follows:

	2018
	(In millions of Korean won)
Financial liabilities held for trading
Securities sold	￦	2,745,906
Other		77,914

Sub-total	￦	2,823,820

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		12,503,039

Total financial liabilities at fair value through profit or loss	￦	15,326,859

	2019
	(In millions of Korean won)
Financial liabilities at fair value through profit or loss
Securities sold	￦	2,583,092
Other		80,235

Sub-total		2,663,327

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		12,704,826

Total financial liabilities at fair value through profit or loss	￦	15,368,153

Disclosure Of Difference Between Carrying Amount And Contractual Cash Flow Amount Of Financial Liabilities Designated At Fair ValueT hrough Profit Or Loss Explanatory

The difference between the carrying amount and contractual cash flow amount of financial liabilities designated at fair value through profit or loss as of December 31, 2018 and 2019 are as follows:

	2018	2019
	(In millions of Korean won)
Contractual cash flow amount	￦12,329,525	￦12,515,734
Carrying amount	12,503,039	12,704,826
Difference	￦(173,514)	￦ (189,092)